Interim Condensed Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
PROFIT (LOSS) FOR THE PERIOD	$ (41,423)	$ 109,309
Other comprehensive income (loss) to be reclassified to profit or loss in subsequent periods:
Unrealized gain (loss) on translation of foreign operations	3,750	(4,768)
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	(37,673)	104,541
Total comprehensive income (loss) attributable to:
Shareholders of Just Energy	(37,627)	99,090
Non-controlling interest	(46)	5,451
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE PERIOD, NET OF TAX	$ (37,673)	$ 104,541